Intangible assets - Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 772,640	$ 949,355	$ 1,040,042
Intangible impairment loss	73,733	21,430	$ 0
Addition In Impairment of Intangible Assets and Goodwill		3,535
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible impairment loss		11,756
Customer-Related Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible impairment loss	$ 73,733	$ 6,139